Label	Element	Value
General Government Securities Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000702172_SupplementTextBlock
June 5, 2015

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.

- General Government Securities Money Market Fund

- General Treasury Prime Money Market Fund

GENERAL MONEY MARKET FUND, INC.

Supplement to Dreyfus Class Shares Prospectus

dated June 5, 2015

Dreyfus Class shares currently are not being offered.  Dreyfus Class shares of General Government Securities Money Market Fund and General Money Market Fund, Inc. will be offered commencing on or about September 1, 2015.

The following changes will take effect on September 1, 2015

General Government Securities Money Market Fund:

Risk/Return [Heading]	rr_RiskReturnHeading	General Government Securities Money Market Fund
Strategy [Heading]	rr_StrategyHeading	The following will replace the first sentence of the second paragraph in the sections entitled "Fund Summary—General Government Securities Money Market Fund—Principal Investment Strategy" and "Fund Details—General Government Securities Money Market Fund—Goal and Approach":
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund invests at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest, repurchase agreements (including tri-party repurchase agreements) in respect of such securities and cash.